Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term	1 year 3 months 10 days	1 year 4 months 9 days
Weighted average discount rate	10.37%	9.72%
Sublease transactions	$ 0	$ 0